UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21998

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

Item 1. Schedule of Investments

OLD MUTUAL ABSOLUTE RETURN
INSTITUTIONAL FUND, L.L.C.

QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

Old Mutual Absolute Return Institutional Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund"). As of December 31, 2008, the Fund owned 0.85% of the Master Fund as follows:

      INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

                               [PIE CHART OMITTED]
Percentages are as follows:

CTA/Futures/Currency - 18.4%
Equity Long Bias - 10.5%
Equity Market Neutral - 12.3%
Equity Short Bias - 7.9%
Equity Variable Bias - 27.0%
Event Driven - 4.2%
Fixed Income Arbitrage - 3.0%
Global Macro - 10.4%
Multi Strategy - 6.3%

                                                                                            %* OF
                                                                                           MEMBERS'
                   PORTFOLIO FUND                             COST           VALUE         CAPITAL      LIQUIDITY+
------------------------------------------------------     -----------    ------------    ---------     ----------
CTA/FUTURES/CURRENCY:
Renaissance Institutional Futures Fund, LLC                $   569,437    $    501,750         3.03%     Monthly
Sumatra Futures Fund, L.P.                                     450,000         539,600         3.26%    Quarterly
Tudor Tensor Fund, L.P.                                      1,000,000       1,472,849         8.89%    Quarterly
                                                           -----------    ------------        -----
   TOTAL CTA/FUTURES/CURRENCY                                2,019,437       2,514,199        15.18%
                                                           -----------    ------------        -----

EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                                  698,000         588,670         3.55%    Quarterly
JANA Piranha Fund, L.P.                                        750,000         504,643         3.05%    Quarterly
Renaissance Institutional Equities Fund, LLC                   397,497         340,597         2.06%     Monthly
                                                           -----------    ------------        -----
   TOTAL EQUITY LONG BIAS                                    1,845,497       1,433,910         8.66%
                                                           -----------    ------------        -----

EQUITY MARKET NEUTRAL:
Marshall Wace Market Neutral TOPS Fund, L.P.                   650,000         547,693         3.31%     Monthly
Two Sigma Spectrum U.S. Fund, L.P.                           1,000,000       1,122,154         6.77%    Quarterly
                                                           -----------    ------------        -----
   TOTAL EQUITY MARKET NEUTRAL                               1,650,000       1,669,847        10.08%
                                                           -----------    ------------        -----

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2008

                                                                                            %* OF
                                                                                           MEMBERS'
                   PORTFOLIO FUND                             COST            VALUE        CAPITAL      LIQUIDITY+
------------------------------------------------------     -----------    ------------    ---------     ----------
EQUITY SHORT BIAS:
Galante Partners, L.P.                                     $   900,000    $  1,069,886         6.46%    Quarterly
                                                           -----------    ------------        -----
   TOTAL EQUITY SHORT BIAS                                     900,000       1,069,886         6.46%
                                                           -----------    ------------        -----

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                               458,000         527,704         3.19%     Monthly
Brevan Howard Equity Strategies Fund, L.P.                     650,000         582,707         3.52%     Monthly
Cedar Hill Capital Partners Onshore, L.P.                      150,551         950,163         5.74%    Quarterly
FrontPoint Onshore Financial Services Fund, L.P.               500,000         508,962         3.07%    Quarterly
Longbow Infrastructure, L.P.                                   650,000         603,908         3.64%    Quarterly
Rosen Real Estate Securities Value Fund II, L.P.               468,000         501,031         3.02%    Quarterly
                                                           -----------    ------------        -----
   TOTAL EQUITY VARIABLE BIAS                                2,876,551       3,674,475        22.18%
                                                           -----------    ------------        -----

EVENT DRIVEN:
GoldenTree Partners, L.P.                                      858,000         579,924         3.50%    Quarterly**
                                                           -----------    ------------        -----
   TOTAL EVENT DRIVEN                                          858,000         579,924         3.50%
                                                           -----------    ------------        -----

FIXED INCOME ARBTITRAGE:
Ellington Mortgage Partners, L.P.                              560,717         409,087         2.47%    Quarterly***
                                                           -----------    ------------        -----
   TOTAL FIXED INCOME ARBITRAGE                                560,717         409,087         2.47%
                                                           -----------    ------------        -----

GLOBAL MACRO:
COMAC Global Macro Fund, L.P.                                  750,000         824,044         4.97%     Monthly
Remington Investment Strategies, L.P.                          650,000         587,505         3.55%     Annual
                                                           -----------    ------------        -----
   TOTAL GLOBAL MACRO                                        1,400,000       1,411,549         8.52%
                                                           -----------    ------------        -----

MULTI STRATEGY:
D.E. Shaw Composite Fund, LLC                                1,000,000         864,250         5.22%    Quarterly**
                                                           -----------    ------------        -----
   TOTAL MULTI STRATEGY                                      1,000,000         864,250         5.22%
                                                           -----------    ------------        -----

   TOTAL PORTFOLIO FUNDS                                   $13,110,202    $ 13,627,127        82.27%
                                                           ===========    ============        =====

----------

  *   Percentages are based on Members' Capital at end of period of $16,564,475.
  +   Liquidity terms shown apply after lock-up provisions.
 **   Portfolio Fund restricted redemptions.
***   Portfolio Fund is in the Process of liquidating.

      As of December 31, 2008, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $13,110,202. Net unrealized appreciation on investments for tax purposes was $516,925 consisting of $1,839,842 of gross unrealized appreciation and $1,322,917 of gross unrealized depreciation.

      The investments in Portfolio Funds shown above, representing 82.3% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2008

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at December 31, 2008:

                                              Level 1   Level 2      Level 3        Total
                                              -------   -------   ------------   ------------
Investments in other hedge funds              $     -   $     -   $ 13,627,127   $ 13,627,127
                                              -------   -------   ------------   ------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                Change in
  Beginning                     unrealized                     Net transfers in
Balance as of    Realized      appreciation/   Net purchase/     and/or out of    Ending Balance
  3/31/08       gain/(loss)   (depreciation)       sales            Level 3       as of 12/31/08
-------------   -----------   --------------   -------------   ----------------   --------------
$  10,713,013   $   245,771   $    (708,111)   $   3,376,454   $              -   $   13,627,127
-------------   -----------   --------------   -------------   ----------------   --------------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Old Mutual Absolute Return
                                        Institutional Fund, L.L.C.


By (Signature and Title)*               /s/ Matthew Appelstein
                                        -----------------------------------
                                        Matthew Appelstein, President & CEO

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Matthew Appelstein
                                        -----------------------------------
                                        Matthew Appelstein, President & CEO

Date February 27, 2009


By (Signature and Title)*               /s/ Ross Weissman
                                        --------------------------------
                                        Ross Weissman, Treasurer and CFO

Date February 27, 2009


* Print the name and title of each signing officer under his or her signature.